Critical accounting estimate and judgements	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical accounting estimate and judgements	Critical accounting estimates and judgements
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The estimates, assumptions and judgements that have significantly affected reported results or that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
Licenses
The Company enters into collaboration, license and sublicense agreements with third parties, which grant the Company the right to use their antibodies with the Company's licensed warhead and linker technology to develop new ADCs for anti-cancer treatments. The license fees (upfront fees, signature fees, milestone payments) paid by the Company under the agreements are capitalized as intangible assets. The Company considers that those licenses have an indefinite life until regulatory and marketing approval is obtained. Once obtained, the asset will be treated as a finite intangible asset and amortization will commence. The license costs capitalized were KUSD 1,923 and KUSD 1,731 for the years 2020 and 2019, respectively. The intangible assets are tested annually for impairment and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount (higher of an asset's fair value less costs of disposal and value in use). Impairment losses are recognized in the Consolidated Statement of Operation. Testing for impairment inevitably involves the application of judgement. In 2020 and 2018, in relation to the termination of one of the Company's programs in each year, an impairment charge of KUSD 216 and KUSD 227, respectively (corresponding to the entire carrying amount of the capitalized license) was recognized and charged to research and development expenses in the Consolidated Statement of Operation. The Company performed its review for 2019 and concluded no impairment was required. See note 16, “Intangible assets”.
Convertible loans

The Company entered into the Facility Agreement, pursuant to which the counterparty agreed to extend senior secured convertible term loans to the Company in two separate tranches. The Company received the first tranche upon the completion of the IPO. The first tranche has been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative. The Company is obligated to draw down on the second tranche upon receipt of regulatory approval for Lonca. If the Company has not received the regulatory approval on or prior to December 31, 2021, the second tranche will automatically terminate on such date. The second tranche has been accounted for as a derivative. In determining the value of the loan and embedded derivative associated with the first tranche as well as the derivative associated with the second tranche, the Company utilized significant estimates and judgements. In particular, significant judgement was required in deciding whether the conversion option derivative embedded in the notes was of a liability or equity nature, in selecting the appropriate models to value the derivatives arising from the first and second tranches of the convertible notes and in identifying the appropriate key assumptions as inputs to the selected models. Details of the models and assumptions are set out in note 21, “Convertible loans”.
Share-based compensation expense

The details of the ADC Therapeutics Incentive Plan 2014 (as amended and restated as of October 1, 2015, the “Incentive Plan 2014”), the Share Purchase Plan 2016 and the 2019 Equity Incentive Plan are explained in note 22, “Share-based compensation expense”.

Prior to the Company’s IPO, the determination of the fair value of awards involved the application of an adjusted form of the Black-Scholes option pricing model that took into account the strike price, term of the award, impact of dilution (where material), share price at grant date and expected price volatility of the underlying share, expected dividend yield, risk free interest rate for the term of the award and correlations and volatilities of the shares of peer group companies. In addition, for awards granted on and subsequent to July 1, 2019 through the IPO date, the fair value of grants was based on a probability-weighted expected returns method that took into account both the value derived by using an adjusted form of the Black-Scholes option pricing model and a discounted estimate of the price that may have been achieved in a future transaction. This method entailed further significant judgement, both in estimating a transaction price and in estimating the probabilities of different outcomes. The adjusted form of the Black-Scholes option pricing model used to derive a value for the common share price at grant date derived the implied equity value for one type of equity security from a contemporaneous transaction involving another type of security and considered the timing, amount, liquidation preferences and dividend rights of issues of preference shares.

After the Company’s IPO, the determination of the fair value of awards involves the application of the Black-Scholes option pricing model for the Company’s option equity awards, which utilizes certain assumptions including expected volatility, expected life and risk-free interest rate. In addition, the exercise price per share option is set by the Company at the fair market value of the underlying common shares on the date of grant, as determined by the Company, which is generally the closing share price of the Company’s common shares traded on the NYSE.